                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2001
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Westchester Capital Management, Inc.
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Address: 100 Summit Lake Drive
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         Valhalla, NY 10595
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Form 13F File Number:  28-04764
                          -------------


The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frederick W. Green
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Title: President
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Phone: 914-741-5600
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Signature, Place, and Date of Signing:

/s/ Frederick W. Green             New York, New York            7/20/2001
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -
Form 13F Information Table Entry Total:     121
                                            ---
Form 13F Information Table Value Total:    $1,278,226,503
                                            -------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC.
June 30, 2001


Item 1                                                          Item 2             Item 3          Item 4
Name of Issuer                                              Title of Class         CUSIP       Fair Market Value
----------------------------------------------------------------------------------------------------------------
EQUITIES
COMMON STOCK
American General Corporation                                 COMMON STOCK        026351106         $20,540,190
American General Corporation                                 COMMON STOCK        026351106          40,639,105
AT&T Wireless Group                                          COMMON STOCK        001957406             290,327
Grupo Financiero Banamex Accival, SA                         COMMON STOCK         2674339           15,329,762
Grupo Financiero Banamex Accival, SA                         COMMON STOCK         2674339           44,651,819
Bergen Brunswig Corporation                                  COMMON STOCK        083739102           6,112,260
Bergen Brunswig Corporation                                  COMMON STOCK        083739102           3,585,780
C.R. Bard, Inc.                                              COMMON STOCK        067383109           5,165,365
C.R. Bard, Inc.                                              COMMON STOCK        067383109          15,068,970
BancWest Corporation                                         COMMON STOCK        059790105          12,363,360
Citigroup Inc.                                               COMMON STOCK        172967101           2,339,015
Chris-Craft Industries, Inc.                                 COMMON STOCK        170520100           8,932,140
Chris-Craft Industries, Inc.                                 COMMON STOCK        170520100          33,815,040
Clear Channel Communications, Inc. (SFX)                     COMMON STOCK        184502102             392,878
Clear Channel Communications, Inc. (AMFM)                    COMMON STOCK        184502102             400,778
Conectiv                                                     COMMON STOCK        206829103           8,421,840
Conectiv                                                     COMMON STOCK        206829103          26,695,440
Cominco Ltd.                                                 COMMON STOCK        200435105           1,944,000
Comerica Incorporated                                        COMMON STOCK        200340107             950,400
Canadian Pacific Ltd.                                        COMMON STOCK        135923100           7,164,875
Canadian Pacific Ltd.                                        COMMON STOCK        135923100          25,447,125
Dow Chemical Company                                         COMMON STOCK        260543103             626,729
Deutsche Telekom AG ADR                                      COMMON STOCK        251566105           1,151,685
DTE Energy Company                                           COMMON STOCK        233331107             479,911
Deutsche Telekom ordinary                                    COMMON STOCK         5842359            3,239,341
Deutsche Telekom ordinary                                    COMMON STOCK         5842359            1,325,117
Elan Corporation plc                                         COMMON STOCK        284131208           1,258,125


                                                             Item 5        Item 6                Item 8
Item 1                                                      Shares or     Investment    Item 7    Voting
Name of Issuer                                           Principal Amount Discretion   Managers  Authority
----------------------------------------------------------------------------------------------------------
EQUITIES
COMMON STOCK
American General Corporation                                     442,200 (b) Shared             (a) Sole
American General Corporation                                     874,900  (a) Sole              (a) Sole
AT&T Wireless Group                                               17,757 (b) Shared             (a) Sole
Grupo Financiero Banamex Accival, SA                           5,909,700 (b) Shared             (a) Sole
Grupo Financiero Banamex Accival, SA                          17,213,500  (a) Sole              (a) Sole
Bergen Brunswig Corporation                                      308,700 (b) Shared             (a) Sole
Bergen Brunswig Corporation                                      181,100  (a) Sole              (a) Sole
C.R. Bard, Inc.                                                   90,700 (b) Shared             (a) Sole
C.R. Bard, Inc.                                                  264,600  (a) Sole              (a) Sole
BancWest Corporation                                             359,400  (a) Sole              (a) Sole
Citigroup Inc.                                                    44,266 (b) Shared             (a) Sole
Chris-Craft Industries, Inc.                                     125,100 (b) Shared             (a) Sole
Chris-Craft Industries, Inc.                                     473,600  (a) Sole              (a) Sole
Clear Channel Communications, Inc. (SFX)                           6,266 (b) Shared             (a) Sole
Clear Channel Communications, Inc. (AMFM)                          6,392 (b) Shared             (a) Sole
Conectiv                                                         389,900 (b) Shared             (a) Sole
Conectiv                                                       1,235,900  (a) Sole              (a) Sole
Cominco Ltd.                                                     100,000 (b) Shared             (a) Sole
Comerica Incorporated                                             16,500 (b) Shared             (a) Sole
Canadian Pacific Ltd.                                            184,900 (b) Shared             (a) Sole
Canadian Pacific Ltd.                                            656,700  (a) Sole              (a) Sole
Dow Chemical Company                                              18,849 (b) Shared             (a) Sole
Deutsche Telekom AG ADR                                           51,300 (b) Shared             (a) Sole
DTE Energy Company                                                10,334 (b) Shared             (a) Sole
Deutsche Telekom ordinary                                        142,120 (b) Shared             (a) Sole
Deutsche Telekom ordinary                                         58,137  (a) Sole              (a) Sole
Elan Corporation plc                                              20,625 (b) Shared             (a) Sole

El Paso Corporation                                          COMMON STOCK        283905107           2,038,552
Vivendi Universal SA ordinary                                COMMON STOCK         4834777            3,080,787
Fifth Third Bancorp                                          COMMON STOCK        316773100           1,099,515
Galileo International, Inc.                                  COMMON STOCK        363547100           9,977,500
Galileo International, Inc.                                  COMMON STOCK        363547100          31,687,500
General Motors Corporation - Class H                         COMMON STOCK        370442832           3,037,500
Gulf Canada Resources Limited                                COMMON STOCK        40218L305           4,050,000
GPU, Inc.                                                    COMMON STOCK        36225X100           6,267,245
GPU, Inc.                                                    COMMON STOCK        36225X100          19,638,305
Harcourt General, Inc.                                       COMMON STOCK        41163G101           9,752,644
Harcourt General, Inc.                                       COMMON STOCK        41163G101          31,114,193
Honeywell International Inc.                                 COMMON STOCK        438516106          15,374,606
Honeywell International Inc.                                 COMMON STOCK        438516106          49,311,407
IBP, Inc.                                                    COMMON STOCK        449223106           7,835,075
IBP, Inc.                                                    COMMON STOCK        449223106           9,165,750
Intermedia Communications, Inc.                              COMMON STOCK        458801107          15,348,960
Intermedia Communications, Inc.                              COMMON STOCK        458801107          45,170,190
Inverness Medical Technology, Inc.                           COMMON STOCK        461268104           8,121,500
Inverness Medical Technology, Inc.                           COMMON STOCK        461268104          29,492,700
JDS Uniphase Corporation                                     COMMON STOCK        46612J101             535,372
Johnson & Johnson                                            COMMON STOCK        478160104           3,699,500
J.P. Morgan Chase & Co.                                      COMMON STOCK        46625H100           4,323,524
Liberty Financial Companies, Inc.                            COMMON STOCK        530512102           3,115,200
Liberty Financial Companies, Inc.                            COMMON STOCK        530512102          10,260,690
Lucent Technologies, Inc.                                    COMMON STOCK        549463107           4,279,240
Lucent Technologies, Inc.                                    COMMON STOCK        549463107          11,902,760
MiniMed Inc.                                                 COMMON STOCK        60365K108          14,409,772
MiniMed Inc.                                                 COMMON STOCK        60365K108          48,321,208
Marine Drilling Companies, Inc.                              COMMON STOCK        568240204           9,853,116
Marine Drilling Companies, Inc.                              COMMON STOCK        568240204          27,889,134
M.S. Carriers, Inc.                                          COMMON STOCK        553533100           2,722,555
Microsoft Corp.                                              COMMON STOCK        594918104           2,236,080
Maxim Integrated Products, Inc.                              COMMON STOCK        57772K101           1,244,954
NiSource, Inc.                                               COMMON STOCK        65473P105           1,085,302
Newport News Shipbuilding Inc.                               COMMON STOCK        652228107           2,450,000
Nortel Networks Corporation (Alteon)                         COMMON STOCK        656568102             208,106
The Quaker Oats Company                                      COMMON STOCK        747402105          12,656,375


El Paso Corporation                                                  38,800 (b) Shared             (a) Sole
Vivendi Universal SA ordinary                                        52,980 (b) Shared             (a) Sole
Fifth Third Bancorp                                                  18,310 (b) Shared             (a) Sole
Galileo International, Inc.                                         307,000 (b) Shared             (a) Sole
Galileo International, Inc.                                         975,000  (a) Sole              (a) Sole
General Motors Corporation - Class H                                150,000  (a) Sole              (a) Sole
Gulf Canada Resources Limited                                       500,000  (a) Sole              (a) Sole
GPU, Inc.                                                           178,300 (b) Shared             (a) Sole
GPU, Inc.                                                           558,700  (a) Sole              (a) Sole
Harcourt General, Inc.                                              167,600 (b) Shared             (a) Sole
Harcourt General, Inc.                                              534,700  (a) Sole              (a) Sole
Honeywell International Inc.                                        439,400 (b) Shared             (a) Sole
Honeywell International Inc.                                      1,409,300  (a) Sole              (a) Sole
IBP, Inc.                                                           310,300 (b) Shared             (a) Sole
IBP, Inc.                                                           363,000  (a) Sole              (a) Sole
Intermedia Communications, Inc.                                   1,003,200 (b) Shared             (a) Sole
Intermedia Communications, Inc.                                   2,952,300  (a) Sole              (a) Sole
Inverness Medical Technology, Inc.                                  219,500 (b) Shared             (a) Sole
Inverness Medical Technology, Inc.                                  797,100  (a) Sole              (a) Sole
JDS Uniphase Corporation                                             41,990 (b) Shared             (a) Sole
Johnson & Johnson                                                    73,990 (b) Shared             (a) Sole
J.P. Morgan Chase & Co.                                              96,940 (b) Shared             (a) Sole
Liberty Financial Companies, Inc.                                    96,000 (b) Shared             (a) Sole
Liberty Financial Companies, Inc.                                   316,200  (a) Sole              (a) Sole
Lucent Technologies, Inc.                                           690,200 (b) Shared             (a) Sole
Lucent Technologies, Inc.                                         1,919,800  (a) Sole              (a) Sole
MiniMed Inc.                                                        306,200 (b) Shared             (a) Sole
MiniMed Inc.                                                      1,026,800  (a) Sole              (a) Sole
Marine Drilling Companies, Inc.                                     515,600 (b) Shared             (a) Sole
Marine Drilling Companies, Inc.                                   1,459,400  (a) Sole              (a) Sole
M.S. Carriers, Inc.                                                  83,900 (b) Shared             (a) Sole
Microsoft Corp.                                                      30,800 (b) Shared             (a) Sole
Maxim Integrated Products, Inc.                                      28,160 (b) Shared             (a) Sole
NiSource, Inc.                                                       39,711 (b) Shared             (a) Sole
Newport News Shipbuilding Inc.                                       40,000  (a) Sole              (a) Sole
Nortel Networks Corporation (Alteon)                                 22,894 (b) Shared             (a) Sole
The Quaker Oats Company                                             138,700 (b) Shared             (a) Sole

The Quaker Oats Company                                      COMMON STOCK        747402105          31,079,750
Openwave Systems, Inc.                                       COMMON STOCK        683718100             646,079
PanCanadian Petroleum Ltd.                                   COMMON STOCK        698900206             343,963
Portugal Telecom SGPS, S.A.                                  COMMON STOCK        737273102             514,729
Ralston Purina Group                                         COMMON STOCK        751277302          11,593,724
Ralston Purina Group                                         COMMON STOCK        751277302          37,170,764
Transocean Sedco Forex Inc.                                  COMMON STOCK        G90078109             810,562
Remedy Corporation                                           COMMON STOCK        759548100          12,830,760
Remedy Corporation                                           COMMON STOCK        759548100          35,541,240
Sawtek Inc.                                                  COMMON STOCK        805468105             110,920
Siebel Systems, Inc.                                         COMMON STOCK        826170102             524,154
Shire Pharmaceuticals Group plc ADR                          COMMON STOCK        82481R106           1,591,725
Stora Enso Oyj Series R ordinary                             COMMON STOCK         5072673              292,846
Sun Microsystems, Inc.                                       COMMON STOCK        866810104             377,280
Svedala Industri AB                                          COMMON STOCK         4863016            5,715,807
Svedala Industri AB                                          COMMON STOCK         4863016            7,976,399
Syratech Corporation                                         COMMON STOCK        871824108             367,770
SYSCO Corporation                                            COMMON STOCK        871829107           1,449,538
Suiza Foods Corporation                                      COMMON STOCK        865077101           2,655,000
Suiza Foods Corporation                                      COMMON STOCK        865077101           4,566,600
AT&T Corp.                                                   COMMON STOCK        001957109           6,407,434
AT&T Corp.                                                   COMMON STOCK        001957109          23,582,284
Teck Corporation                                             COMMON STOCK        878742204           1,026,360
Telesp Celular Participacoes S.A.                            COMMON STOCK        87952L108           3,972,921
Telesp Celular Participacoes S.A.                            COMMON STOCK        87952L108           3,675,572
TeleCorp PCS, Inc.                                           COMMON STOCK        879300101             155,890
Tosco Corporation                                            COMMON STOCK        891490302           9,413,485
Tosco Corporation                                            COMMON STOCK        891490302          35,129,875
Tyson Foods, Inc.                                            COMMON STOCK        902494103              69,075
Texaco, Inc.                                                 COMMON STOCK        881694103          11,475,180
Texaco, Inc.                                                 COMMON STOCK        881694103          44,402,220
Texas Instruments Incorporated                               COMMON STOCK        882508104             163,800
Tyco International Ltd. (CIT Group)                          COMMON STOCK        902124106           3,259,100
UBS AG global registered share                               COMMON STOCK        2587415GL           1,352,929
Ultramar Diamond Shamrock Corporation                        COMMON STOCK        904000106           8,282,925
Ultramar Diamond Shamrock Corporation                        COMMON STOCK        904000106          30,490,425
United Parcel Service, Inc.                                  COMMON STOCK        911312106             968,728

The Quaker Oats Company                                           340,600  (a) Sole              (a) Sole
Openwave Systems, Inc.                                             18,619 (b) Shared             (a) Sole
PanCanadian Petroleum Ltd.                                         11,200 (b) Shared             (a) Sole
Portugal Telecom SGPS, S.A.                                        74,490  (a) Sole              (a) Sole
Ralston Purina Group                                              386,200 (b) Shared             (a) Sole
Ralston Purina Group                                            1,238,200  (a) Sole              (a) Sole
Transocean Sedco Forex Inc.                                        19,650 (b) Shared             (a) Sole
Remedy Corporation                                                368,700 (b) Shared             (a) Sole
Remedy Corporation                                              1,021,300  (a) Sole              (a) Sole
Sawtek Inc.                                                         4,700 (b) Shared             (a) Sole
Siebel Systems, Inc.                                               11,176 (b) Shared             (a) Sole
Shire Pharmaceuticals Group plc ADR                                28,500 (b) Shared             (a) Sole
Stora Enso Oyj Series R ordinary                                   27,379 (b) Shared             (a) Sole
Sun Microsystems, Inc.                                             24,000 (b) Shared             (a) Sole
Svedala Industri AB                                               342,100 (b) Shared             (a) Sole
Svedala Industri AB                                               477,400  (a) Sole              (a) Sole
Syratech Corporation                                               73,554  (a) Sole              (a) Sole
SYSCO Corporation                                                  53,390 (b) Shared             (a) Sole
Suiza Foods Corporation                                            50,000 (b) Shared             (a) Sole
Suiza Foods Corporation                                            86,000  (a) Sole              (a) Sole
AT&T Corp.                                                        291,247 (b) Shared             (a) Sole
AT&T Corp.                                                      1,071,922  (a) Sole              (a) Sole
Teck Corporation                                                  120,000 (b) Shared             (a) Sole
Telesp Celular Participacoes S.A.                                 262,239 (b) Shared             (a) Sole
Telesp Celular Participacoes S.A.                                 242,612  (a) Sole              (a) Sole
TeleCorp PCS, Inc.                                                  8,048 (b) Shared             (a) Sole
Tosco Corporation                                                 213,700 (b) Shared             (a) Sole
Tosco Corporation                                                 797,500  (a) Sole              (a) Sole
Tyson Foods, Inc.                                                   7,500 (b) Shared             (a) Sole
Texaco, Inc.                                                      172,300 (b) Shared             (a) Sole
Texaco, Inc.                                                      666,700  (a) Sole              (a) Sole
Texas Instruments Incorporated                                      5,200 (b) Shared             (a) Sole
Tyco International Ltd. (CIT Group)                                59,800 (b) Shared             (a) Sole
UBS AG global registered share                                      9,527 (b) Shared             (a) Sole
Ultramar Diamond Shamrock Corporation                             175,300 (b) Shared             (a) Sole
Ultramar Diamond Shamrock Corporation                             645,300  (a) Sole              (a) Sole
United Parcel Service, Inc.                                        16,760 (b) Shared             (a) Sole

U.S. Bancorp                                                 COMMON STOCK        902973304           2,155,706
Viacom, Inc. Class B                                         COMMON STOCK        925524308           3,680,253
Willamette Industries, Inc.                                  COMMON STOCK        969133107          12,389,850
Willamette Industries, Inc.                                  COMMON STOCK        969133107          39,901,950
Washington Mutual, Inc.                                      COMMON STOCK        939322103           1,728,051
WPP Group plc ordinary                                       COMMON STOCK         0974042            1,153,810


FIXED INCOME
CORPORATE BONDS
Dictaphone Corp. callable note 11.75% due 8/1/05           CORPORATE BONDS       253579AA4             337,300
DoubleClick convertible note 4.75% due 3/15/06             CORPORATE BONDS       258609AC0          14,372,925
Juniper Networks convertible note 4.75% due 3/15/07        CORPORATE BONDS       48203RAA2           9,777,600
Kent Electronics convertible note 4.50% due 9/1/04         CORPORATE BONDS       490553AA2             198,250
Kent Electronics convertible note 4.50% due 9/1/04         CORPORATE BONDS       490553AA2          12,417,389
Lucent Technologies note 6.90% due 7/15/01                 CORPORATE BONDS       549463AA5           8,794,117
Lucent Technologies note 6.90% due 7/15/01                 CORPORATE BONDS       549463AA5          22,849,833
Redback Networks convertible note 5.00% due 4/1/07         CORPORATE BONDS       757209AB7           3,835,125
Redback Networks convertible note 5.00% due 4/1/07         CORPORATE BONDS       757209AB7           5,783,125
TriQuint Semiconductor convertible note 4.00% due 3/1/07   CORPORATE BONDS       89674KAB9           7,866,000
Xerox Corporation floating-rate note 4.514% due 11/1/01    CORPORATE BONDS       983917BT1           4,851,550
Xerox Corporation floating-rate note 4.875% due 10/23/01   CORPORATE BONDS       98412JBS2          10,799,662
Xerox Corporation floating-rate note 4.875% due 10/23/01   CORPORATE BONDS       98412JBS2           5,821,920
Xerox Corporation floating-rate note 4.715% due 11/5/01    CORPORATE BONDS       98412JBT0          18,436,080

TOTAL:                                                                                          $1,278,226,503

U.S. Bancorp                                                      94,590 (b) Shared             (a) Sole
Viacom, Inc. Class B                                              71,116 (b) Shared             (a) Sole
Willamette Industries, Inc.                                      250,300 (b) Shared             (a) Sole
Willamette Industries, Inc.                                      806,100  (a) Sole              (a) Sole
Washington Mutual, Inc.                                           46,020 (b) Shared             (a) Sole
WPP Group plc ordinary                                           114,807 (b) Shared             (a) Sole


FIXED INCOME
CORPORATE BONDS
Dictaphone Corp. callable note 11.75% due 8/1/05               3,373,000 (b) Shared             (a) Sole
DoubleClick convertible note 4.75% due 3/15/06                19,555,000  (a) Sole              (a) Sole
Juniper Networks convertible note 4.75% due 3/15/07           13,580,000  (a) Sole              (a) Sole
Kent Electronics convertible note 4.50% due 9/1/04               200,000 (b) Shared             (a) Sole
Kent Electronics convertible note 4.50% due 9/1/04            12,527,000  (a) Sole              (a) Sole
Lucent Technologies note 6.90% due 7/15/01                     8,870,000 (b) Shared             (a) Sole
Lucent Technologies note 6.90% due 7/15/01                    23,047,000  (a) Sole              (a) Sole
Redback Networks convertible note 5.00% due 4/1/07             6,300,000 (b) Shared             (a) Sole
Redback Networks convertible note 5.00% due 4/1/07             9,500,000  (a) Sole              (a) Sole
TriQuint Semiconductor convertible note 4.00% due 3/1/07      11,040,000  (a) Sole              (a) Sole
Xerox Corporation floating-rate note 4.514% due 11/1/01        5,000,000  (a) Sole              (a) Sole
Xerox Corporation floating-rate note 4.875% due 10/23/01      11,130,000 (b) Shared             (a) Sole
Xerox Corporation floating-rate note 4.875% due 10/23/01       6,000,000  (a) Sole              (a) Sole
Xerox Corporation floating-rate note 4.715% due 11/5/01       19,000,000  (a) Sole              (a) Sole
